Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets (current included in accounts receivable)
Other receivables	$ 1,390	$ 1,636
Current and non-current receivables	1,838	1,704
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	802	818
Trade payable	3,273	4,015
FEMSA and Subsidiaries
Assets (current included in accounts receivable)
Due from related party	1,460	746
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,275	1,454
The Coca-Cola Company
Assets (current included in accounts receivable)
Due from related party	378	776
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	1,196	1,248
The Coca-Cola Company | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party		342
Heineken Group
Assets (current included in accounts receivable)
Due from related party	0	175
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	0	495
Other Related Parties
Assets (current included in accounts receivable)
Due from related party	0	182
Other receivables	$ 0	$ 7